Cover	Mar. 13, 2022
Cover [Abstract]
Entity Registrant Name	Folkup Development Inc.
Entity Central Index Key	0001684506
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 13, 2022
Entity Ex Transition Period	true
Entity File Number	333-216921
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0435998
Entity Address Address Line 1	Unit 17-18, 23/F
Entity Address Address Line 2	Metropole Square2 On Yiu Street
Entity Address City Or Town	Sha TinNew Territories
Entity Address Country	HK
City Area Code	852
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	3487-6330